As filed with the Securities and Exchange Commission on December 19, 2012	OMB APPROVAL
Registration No. 333-182270	OMB Number: 3235-0336 Expires: October 31, 2013 Estimated average burden hours per response. . .1312.9

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /

PRE-EFFECTIVE AMENDMENT NO. __	/ /

POST-EFFECTIVE AMENDMENT NO. 1	/ X /

OPPENHEIMER PORTFOLIO SERIES

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)

303-768-3200

(Registrant's Area Code and Telephone Number)

Arthur S. Gabinet, Esq.

Executive Vice President & General Counsel

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street

New York, New York 10281-1008

(Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.

(Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and Class Y of Oppenheimer Portfolio Series Conservative Investor Fund. No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

This Post-Effective Amendment is being filed solely for the purpose of filing the tax opinion of counsel as an exhibit under Part C of the Registration Statement that was previously filed with the Commission in connection with the Reorganization of Oppenheimer Transition 2010 Fund into Oppenheimer Portfolio Series Conservative Investor Fund. No information contained in Parts A or B of the Registration Statement is being amended, deleted or superseded.

OPPENHEIMER PORTFOLIO SERIES

FORM N-14

PART C

OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1) (i) Declaration of Trust dated 11/30/04: Previously filed with Registrant’s Initial Registration Statement, (12/20/04), and incorporated herein by reference.

(ii) Amendment No. 1 to the Declaration of Trust dated 1/02/07: Previously filed with Registrant’s Post-Effective Amendment No. 2, (5/25/07), and incorporated herein by reference.

(2) By-Laws dated 12/8/04: Previously filed with Registrant’s Initial Registration Statement, (12/20/04), and incorporated herein by reference.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization: Filed herewith as Exhibit A to the Prospectus and Proxy Statement.

(5) (i) Conservative Investor Fund Specimen Class A Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.

(ii)	Conservative Investor Fund Specimen Class B Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(iii)	Conservative Investor Fund Specimen Class C Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(iv)	Conservative Investor Fund Specimen Class N Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(v)	Conservative Investor Fund Specimen Class Y Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(vi)	Moderate Investor Fund Specimen Class A Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(vii)	Moderate Investor Fund Specimen Class B Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(viii)	Moderate Investor Fund Specimen Class C Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(ix)	Moderate Investor Fund Specimen Class N Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(x)	Moderate Investor Fund Specimen Class Y Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(xi)	Equity Investor Fund Specimen Class A Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(xii)	Equity Investor Fund Specimen Class B Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(xiii)	Equity Investor Fund Specimen Class C Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(xiv)	Equity Investor Fund Specimen Class N Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(xv)	Equity Investor Fund Specimen Class Y Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(xvi)	Active Allocation Fund Specimen Class A Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(xvii)	Active Allocation Fund Specimen Class B Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(xviii)	Active Allocation Fund Specimen Class C Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(xix)	Active Allocation Fund Specimen Class N Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.
(xx)	Active Allocation Fund Specimen Class Y Share Certificate: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (3/29/05), and incorporated herein by reference.

(6) Investment Advisory Agreement dated 12/8/04: Previously filed with Registrant’s Initial Registration Statement, (12/20/04), and incorporated herein by reference.

(7) (i) Conservative Investor Fund General Distributor’s Agreement dated 12/8/04: Previously filed with Registrant’s Initial Registration Statement, (12/20/04), and incorporated herein by reference.

(ii) Moderate Investor Fund General Distributor’s Agreement dated 12/8/04: Previously filed with Registrant’s Initial Registration Statement, (12/20/04), and incorporated herein by reference.

(iii) Equity Investor Fund General Distributor’s Agreement dated 12/8/04: Previously filed with Registrant’s Initial Registration Statement, (12/20/04), and incorporated herein by reference.

(iv) Active Allocation Fund General Distributor’s Agreement dated 12/8/04: Previously filed with Registrant’s Initial Registration Statement, (12/20/04), and incorporated herein by reference.

(v) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(vi) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(vii) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(viii) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

(ix) Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(8) Amended & Restated Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Registrant’s Post-Effective Amendment No. 4, (5/29/09), and incorporated herein by reference.

(9)       (i) Global Custodial Services Agreement dated 5/3/01 as amended from time to time: Previously filed with Post-Effective Amendment No. 33 to the Registration Statement of Centennial Money Market Trust (Reg. No. 2-65245), (10/25/01), and incorporated herein by reference.

(ii) Amendment dated 3/7/11 to the Global Custodial Services Agreement: Previously filed with Post-Effective Amendment No. 28 to the Registration Statement of Rochester Portfolio Series (Reg. 33-41511), (3/29/11), and incorporated herein by reference.

  (iii) Amended and Restated Foreign Custody Manager Agreement dated 5/3/01, as amended 7/15/03: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014), (8/5/03), and incorporated herein by reference.

(10)    (i) Amended and Restated Service Plan and Agreement for Conservative Investor Fund Class A shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(ii) Amended and Restated Distribution and Service Plan and Agreement for Conservative Investor Fund Class B shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(iii) Amended and Restated Distribution and Service Plan and Agreement for Conservative Investor Fund Class C shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(iv) Amended and Restated Distribution and Service Plan and Agreement for Conservative Investor Fund Class N shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(v) Amended and Restated Service Plan and Agreement for Moderate Investor Fund Class A shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(vi) Amended and Restated Distribution and Service Plan and Agreement for Moderate Investor Fund Class B shares dated 6/30/11: Filed herewith. Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(vii) Amended and Restated Distribution and Service Plan and Agreement for Moderate Investor Fund Class C shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(viii) Amended and Restated Distribution and Service Plan and Agreement for Moderate Investor Fund Class N shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(ix) Amended and Restated Service Plan and Agreement for Equity Investor Fund Class A shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(x)          Amended and Restated Distribution and Service Plan and Agreement for Equity Investor Fund Class B shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(xi)        Amended and Restated Distribution and Service Plan and Agreement for Equity Investor Fund Class C shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(xii) Amended and Restated Distribution and Service Plan and Agreement for Equity Investor Fund Class N shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(xiii) Amended and Restated Service Plan and Agreement for Active Allocation Fund Class A shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(xiv) Amended and Restated Distribution and Service Plan and Agreement for Active Allocation Fund Class B shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(xv) Amended and Restated Distribution and Service Plan and Agreement for Active Allocation Fund Class C shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(xvi) Amended and Restated Distribution and Service Plan and Agreement for Active Allocation Fund Class N shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 9, (5/24/12), and incorporated herein by reference.

(11) Opinion and Consent of Counsel: Previously filed with the Registrant’s Pre-Effective Amendment No. 1 (Reg. No. 333-182270) (6/25/12), and incorporated herein by reference.

(12) Tax Opinion for Oppenheimer Transition 2010 Fund: Filed herewith.

(13) Not Applicable.

(14) (i) Independent Registered Public Accounting Firm's Consent for Oppenheimer Portfolio Series: Previously filed with the Registrant’s Pre-Effective Amendment No. 1 (Reg. No. 333-182270) (6/25/12), and incorporated herein by reference.

(ii) Independent Registered Public Accounting Firm's Consent for Oppenheimer Transition 2010 Fund: Previously filed with the Registrant’s Pre-Effective Amendment No. 1 (Reg. No. 333-182270) (6/25/12), and incorporated herein by reference.

(15) Not Applicable.

(16) Power of Attorney for Trustees of Registrant: Previously filed with the Registrant’s Pre-Effective Amendment No. 1 (Reg. No. 333-182270) (6/25/12), and incorporated herein by reference.

(17) Not Applicable.

Item 17. – Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 19th day of December, 2012.

OPPENHEIMER PORTFOLIO SERIES

By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	December 19, 2012
Brian F. Wruble	Board of Trustees

William F. Glavin, Jr.*	President and Principal	December 19, 2012
William F. Glavin, Jr.	Executive Officer

Brian W. Wixted*	Treasurer, Principal	December 19, 2012
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	December 19, 2012
David K. Downes

Matthew P. Fink*	Trustee	December 19, 2012
Matthew P. Fink

Phillip A. Griffiths*	Trustee	December 19, 2012
Phillip A. Griffiths

Mary F. Miller*	Trustee	December 19, 2012
Mary F. Miller

Joel W. Motley*	Trustee	December 19, 2012
Joel W. Motley

Mary Ann Tynan*	Trustee	December 19, 2012
Mary Ann Tynan

Joseph M. Wikler*	Trustee	December 19, 2012
Joseph M. Wikler

Peter I. Wold*	Trustee	December 19, 2012
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

OPPENHEIMER PORTFOLIO SERIES

Registration Statement No. 333-182270

EXHIBIT INDEX

Exhibit No.	Description

(12)	Tax Opinion for Oppenheimer Transition 2010 Fund